Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Certificates
Series ML10 Class ACA (FHLMC)
06/25/2038	2.046%	2,498,320	2,626,932
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,597,536)			2,626,932

Floating Rate Notes 0.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.030%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.8%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	542,226
07/01/2030	5.125%	1,050,000	1,140,746
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	6,233,295
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,786,328
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,762,632
Senior Series 2020C
05/15/2031	5.000%	1,880,000	2,483,252
05/15/2050	4.000%	4,000,000	4,688,133
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,480,883
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,606,646
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y Mineta San Jose International Airport SJC(c)
Refunding Revenue Bonds
Series 2021A (BAM)
03/01/2032	5.000%	2,000,000	2,663,347
03/01/2033	5.000%	1,300,000	1,725,338
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,602,588
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2021A
05/01/2035	5.000%	3,000,000	3,972,829
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,229,689
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,555,472
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,694,989
Total			51,168,393
Charter Schools 4.3%
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,554,154
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,300,000	2,730,461
California Infrastructure & Economic Development Bank(d),(e)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	40,000,000	4,075,192
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	902,291
06/15/2049	5.000%	1,400,000	1,447,059
Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	1,600,000	1,832,245
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,441,059
07/01/2045	5.000%	1,705,000	1,931,039
Aspire Public Schools
Series 2020A
08/01/2059	5.000%	3,120,000	3,756,017
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,719,244
Series 2018
08/01/2048	5.000%	1,750,000	2,098,732
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,107,180
Series 2015A
07/01/2045	5.000%	1,000,000	1,133,389
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,229,613
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,148,732
07/01/2046	6.375%	155,000	178,054
Santa Clarita Valley International School Project
Series 2021
06/01/2051	4.000%	750,000	811,869
06/01/2061	4.000%	1,175,000	1,258,504
Total			32,354,834
Disposal 1.3%
California Municipal Finance Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 10/01/29)
10/01/2044	2.400%	9,000,000	9,942,255
Health Services 0.8%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	5,701,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 5.5%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	5,036,750
Series 2018-A
12/01/2044	5.000%	2,000,000	2,444,060
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,354,876
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,871,265
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,195,176
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	369,824
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,079,630
10/01/2042	5.000%	2,360,000	2,540,386
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,246,687
04/01/2041	5.000%	2,000,000	2,488,045
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,494,650
California State University
Revenue Bonds
Series 2019A
11/01/2049	5.000%	5,000,000	6,471,417
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,336,336
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,538,723
11/01/2043	5.875%	1,875,000	2,055,771

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2047	4.000%	2,000,000	2,402,813
Total			40,926,409
Hospital 13.3%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,746,807
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	1,191,500
11/01/2050	5.000%	2,000,000	2,527,271
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	5,321,948
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	9,438,207
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,877,390
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	8,158,658
Subordinated Series 2020A-2
11/01/2051	4.000%	5,195,000	5,944,176
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,182,163
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,303,222
Series 2017A
02/01/2042	4.000%	2,000,000	2,265,435
02/01/2047	5.000%	2,000,000	2,401,831
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,728,632
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,784,777
03/01/2048	5.000%	5,000,000	6,109,879
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,573,095
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,125,809
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	856,999
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,172,161
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	1,178,574
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	574,474
08/01/2045	4.000%	1,000,000	1,040,767
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	3,022,980
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	8,997,443
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,587,283
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,381,183
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	626,057
07/01/2048	4.000%	500,000	568,923
Total			99,687,644

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.9%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,343,791
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	4,018,668
Total			6,362,459
Joint Power Authority 0.7%
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2028	5.000%	1,050,000	1,362,854
07/01/2029	5.000%	600,000	797,881
07/01/2030	5.000%	800,000	1,086,596
07/01/2031	5.000%	1,200,000	1,663,267
Total			4,910,598
Local Appropriation 1.9%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	840,000	849,810
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2043	4.000%	1,500,000	1,813,561
12/01/2045	5.000%	4,000,000	5,219,557
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,173,695
San Mateo Joint Powers Financing Authority
Revenue Bonds
Cordilleras Mental Health Center
Series 2021
06/15/2046	3.000%	3,750,000	4,081,142
Total			14,137,765
Local General Obligation 13.7%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	1,072,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,986,094
Series 2021B
08/01/2046	3.000%	3,175,000	3,479,798
08/01/2050	2.375%	3,000,000	3,010,107
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	5,414,974
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	369,617
08/01/2035	0.000%	660,000	469,483
08/01/2036	0.000%	1,000,000	683,750
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,302,615
Chula Vista Elementary School District(e)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,600,000	1,590,693
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,260,410
08/01/2043	0.000%	7,250,000	3,983,434
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,893,159
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,305,818
08/01/2030	0.000%	1,000,000	749,070
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,730,398
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,212,619

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	2,750,000	3,174,221
El Monte Union High School District(e),(f)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,514,217
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	2,284,652
08/01/2038	3.000%	5,615,000	6,254,954
Fresno Unified School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2045	4.000%	1,000,000	1,180,492
08/01/2055	3.000%	2,000,000	2,152,230
Glendale Community College District(e)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	832,267
02/01/2045	0.000%	1,250,000	658,431
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,410,311
09/01/2032	0.000%	1,000,000	705,775
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	846,649
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,072,238
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2035	5.000%	1,250,000	1,673,054
07/01/2044	4.000%	6,000,000	7,198,512
Unlimited General Obligation Refunding Bonds
Series 2021A
07/01/2032	4.000%	10,000,000	12,731,047
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,461,569
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,680,123
08/01/2033	0.000%	2,000,000	1,472,189
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,170,831
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	729,637
08/01/2034	0.000%	1,610,000	1,125,901
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	2,035,046
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,354,028
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,479,188
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,699,526
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	435,000	441,604
Val Verde Unified School District
Unlimited General Obligation Bonds
Series 2020A (BAM)
08/01/2046	4.000%	700,000	815,851
Total			102,668,819
Multi-Family 7.8%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	3,390,121
Mira Vista Hills Apartments
Series 2021
02/01/2056	4.000%	4,000,000	4,361,252

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	4,105,462
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,683,464	5,571,433
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	6,524,017	7,771,640
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,108,553
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,386,027
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,829,403
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,078,834
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,007,257
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,733,031
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	2,563,809
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,965,784
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	4.000%	1,000,000	1,112,641
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	3,296,857
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	3,796,203
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	2,188,217
CSCDA Community Improvement Authority
Revenue Bonds
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	2,078,712
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	4,801,390
Total			58,146,626
Municipal Power 1.9%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,036,733
Modesto Irrigation District
Refunding Revenue Bonds
Series 2020
10/01/2031	5.000%	1,765,000	2,452,091
Puerto Rico Electric Power Authority(g),(h)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	4,250,000	4,159,687
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,603,603
01/01/2041	5.000%	3,130,000	4,057,875
Total			14,309,989
Other Bond Issue 0.9%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,224,500
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
11/25/2033	3.350%	3,896,539	4,469,832
Total			6,694,332
Ports 0.7%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,587,437

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 0.2%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,589,495
Recreation 0.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	1,500,000	1,749,459
Refunded / Escrowed 2.9%
California School Finance Authority(d)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	150,000	177,906
California State Public Works Board
Prerefunded 11/13/21 Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,040,129
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,598,038
Prerefunded 12/01/23 Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,250,845
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,629,126
09/01/2038	5.000%	625,000	657,281
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,152,915
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	275,000	294,791
City of Redding Electric System(i)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	12.229%	55,000	60,996
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District
Prerefunded 09/01/23 Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,431,896
Riverside Community College District(e)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	461,966
08/01/2031	0.000%	1,000,000	730,802
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Tax Allocation Bonds
Lien-Community Redevelopment Project
Subordinated Series 2011
12/01/2033	6.875%	1,500,000	1,532,938
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Tax Allocation Bonds
Lien-Redevelopment Project
Subordinated Series 2011A
09/01/2032	6.500%	2,000,000	2,009,838
Total			22,029,467
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 3.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,208,904
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,951,742
07/01/2044	5.000%	700,000	802,567
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,821,564
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,701,611

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2046	5.000%	1,000,000	1,173,415
11/15/2056	5.000%	1,000,000	1,162,915
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	2,050,959
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,567,811
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,926,621
04/01/2047	5.000%	250,000	291,267
Revenue Bonds
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,307,204
Total			23,966,580
Sales Tax 3.5%
Contra Costa Transportation Authority
Refunding Revenue Bonds
Series 2021A
03/01/2034	4.000%	2,250,000	2,862,604
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	5,158,401
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	22,400,000	7,508,659
Puerto Rico Sales Tax Financing Corp. Sales Tax(g)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	6,000,000	6,996,180
San Francisco Bay Area Rapid Transit District
Revenue Bonds
Sales Tax
Series 2019A
07/01/2039	4.000%	1,250,000	1,460,451
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,919,872
Total			25,906,167
Special Non Property Tax 0.2%
Puerto Rico Highway & Transportation Authority(g),(h)
Revenue Bonds
Series 2007M
07/01/2046	0.000%	555,000	294,844
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,780,000	1,476,875
Total			1,771,719
Special Property Tax 4.9%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,245,000	1,250,256
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	585,000	587,456
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,308,307
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,241,810
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,838,096
09/01/2036	5.000%	2,435,000	2,805,810
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	35,000	35,186
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	839,861
09/01/2044	5.000%	1,025,000	1,143,422

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,510,685
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	1,700,000	1,881,786
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	530,000	567,998
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,510,756
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	327,279
09/01/2040	4.000%	690,000	816,752
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,128,203
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,304,834
08/01/2040	5.750%	2,000,000	2,007,531
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,054,199
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,405,000	1,652,524
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,125,909
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,261,670
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2045	5.000%	1,000,000	1,272,359
10/01/2049	5.000%	1,000,000	1,267,971
Total			36,740,660
State Appropriated 3.0%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,215,959
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,682,489
Series 2014B
10/01/2039	5.000%	1,000,000	1,137,070
Various Capital Projects
Series 2020B
03/01/2045	4.000%	1,875,000	2,238,122
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,414,761
California State Public Works Board(f)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2035	5.000%	3,750,000	4,912,890
Total			22,601,291
State General Obligation 8.5%
Commonwealth of Puerto Rico(g),(h)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	4,000,000	3,410,000
State of California
Unlimited General Obligation Bonds
Construction Bonds
Series 2019
10/01/2049	5.000%	2,000,000	2,588,309
Series 2019
11/01/2029	5.000%	8,000,000	10,704,159
04/01/2045	3.250%	3,650,000	4,014,182

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose
Series 2020
03/01/2036	5.000%	1,000,000	1,316,955
03/01/2046	4.000%	1,000,000	1,195,287
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	10,000,000	12,623,806
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
08/01/2032	5.250%	5,000,000	7,106,843
Series 2019
04/01/2028	5.000%	4,000,000	5,152,317
Series 2020
03/01/2035	5.000%	2,000,000	2,642,469
Series 2021
12/01/2028	5.000%	600,000	785,944
12/01/2029	5.000%	1,500,000	2,010,737
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	9,852,172
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,008
Total			63,405,188
Tobacco 3.7%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,629,869
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,553,192
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,129,824
06/01/2047	5.250%	1,500,000	1,553,036
Series 2018A-2
06/01/2047	5.000%	6,900,000	7,123,946
Tobacco Securitization Authority of Northern California(e)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	1,263,439
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	4,890,000	6,082,192
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,395,271
Total			27,730,769
Turnpike / Bridge / Toll Road 3.6%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	2,914,000	3,483,106
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	5,660,051
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,935,560
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,689,872
06/01/2033	0.000%	2,940,000	2,356,786
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,222,834
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,625,859
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,653,411
Total			26,627,479
Water & Sewer 4.5%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,716,805
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,354,781

10	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2021B
07/01/2046	5.000%	5,000,000	6,598,041
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Series 2020A (BAM)
12/01/2055	4.000%	4,500,000	5,247,106
State of California Department of Water Resources
Refunding Revenue Bonds
Series 2020BB
12/01/2035	5.000%	2,000,000	2,723,245
Revenue Bonds
Central Valley Project Water System
Series 2021
12/01/2034	4.000%	2,000,000	2,563,482
12/01/2035	4.000%	8,000,000	10,214,217
Total			33,417,677
Total Municipal Bonds (Cost $684,558,701)			740,189,638
Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(j)	262,830	262,804
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(j)	5,536,499	5,536,499
Total Money Market Funds (Cost $5,799,319)		5,799,303
Total Investments in Securities (Cost: $693,055,556)		748,715,873
Other Assets & Liabilities, Net		(13,503)
Net Assets		748,702,370

At July 31, 2021, securities and/or cash totaling $468,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(124)	09/2021	USD	(20,425,125)	—	(604,914)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $75,418,688, which represents 10.07% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2021, the total value of these securities amounted to $23,846,245, which represents 3.19% of total net assets.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2021, the total value of these securities amounted to $9,396,306, which represents 1.26% of total net assets.
(i)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of July 31, 2021.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2021 (Unaudited)
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

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